Value Line Core Bond Fund
7 Times Square, 21st Floor
New York, NY 10036-6254

December 21, 2012

Via Edgar Correspondence

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:
Combined Proxy and Registration Statement on Form N-14 (“Registration Statement”) of Value Line Core Bond Fund (formerly, Value Line Aggressive Income Trust, referred to herein as the “Acquiring Fund”) with respect to the proposed reorganization of Value Line U.S. Government Securities Fund, Inc. (the “Acquired Fund”) into the Acquiring Fund

Dear Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Acquiring Fund, pursuant to (i) the Securities Act of 1933, as amended (the “1933 Act”), (ii) the General Instructions to Form N-14, and (iii) Regulation S-T, is the Registration Statement of the Acquiring Fund, which includes a combined proxy statement and prospectus, statement of additional information, Part C and exhibits.  The Registration Statement has been manually signed by the persons specified in Section 6(a) of the 1933 Act and, pursuant to Rule 302 under Regulation S-T, the Acquiring Fund will retain the manually executed copy of the Registration Statement.  No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

This Registration Statement is being filed as a combined proxy statement and prospectus to solicit shareholder approval of an agreement and plan of reorganization, providing for the acquisition of all of the assets, and assumption of all the liabilities, of the Acquired Fund by the Acquiring Fund, in exchange for shares of the Acquiring Fund.  On the closing date of the reorganization, the Acquired Fund shareholders would become Acquiring Fund shareholders and the Acquired Fund would be liquidated and terminated.  The purposes and terms of the proposed reorganization are detailed in the Registration Statement.

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If you have any questions or comments concerning the Registration Statement, please do not hesitate to contact Leonard A. Pierce or Gretchen Passe Roin of Wilmer Cutler Pickering Hale and Dorr LLP at (617) 526-6440 and (617) 526-6787, respectively.

U.S. Securities and Exchange Commission
December 21, 2012

Very truly yours,

Value Line Core Bond Fund

By:	/s/Mitchell E. Appel
Mitchell E. Appel
President and Chief Executive Officer